Finance Receivables	12 Months Ended
Mar. 31, 2011
Finance Receivables

(3) Finance Receivables

The finance subsidiaries of the Company provide retail lending and leasing to customers and wholesale financing to dealers primarily to support sales of our products. Honda classifies retail and direct financing lease receivables derived from those services as finance subsidiaries-receivables. Operating leases are classified as property on operating leases. Certain finance receivables related to sales of inventory are included in trade accounts and notes receivable and other assets in the consolidated balance sheets. Receivables on past due operating lease rental payments are included in other current assets in the consolidated balance sheets.

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2010 and 2011 (see note 1(c))

	Yen (millions)
	2010	2011
Retail	¥3,246,493	¥3,368,014
Direct financing lease	449,459	362,136
Wholesale flooring	301,418	267,526
Commercial loans	30,308	34,116

Total finance receivables	4,027,678	4,031,792
Retained interests in securitizations	27,555	—

	4,055,233	4,031,792
Less:
Allowance for credit losses	37,320	28,437
Allowance for losses on lease residual values	9,253	7,225
Unearned interest income and fees	27,672	19,916

	3,980,988	3,976,214
Less:
Finance receivables included in trade receivables, net	361,882	332,195
Finance receivables included in other assets, net	157,613	164,038

Finance subsidiaries-receivables, net	3,461,493	3,479,981
Less current portion	1,100,158	1,131,068

Noncurrent finance subsidiaries-receivables, net	¥2,361,335	¥2,348,913

Allowance for Credit Losses

The majority of the credit risk is with consumer financing and to a lesser extent with dealer financing. Credit risk is affected by general economic conditions such as a rise in unemployment rates or declines in used vehicle prices. The finance subsidiaries of the Company estimate losses incurred on retail and direct financing lease receivables and recognize them in the allowance for credit losses. Consumer finance receivables consist of a large number of smaller-balance homogenous loans and leases. The finance subsidiaries of the Company segment these receivables into groups with common characteristics, and estimate collectively the allowance for credit losses on consumer finance receivables by the group. The finance subsidiaries of the Company take into consideration various methodologies when estimating the allowance including vintage loss rate analysis and delinquency roll rate analysis. When performing the vintage loss rate analysis, consumer finance receivables are segregated between retail and direct financing lease, and further segmented into groups with common risk characteristics including collateral type, credit grades and original terms. Loss rates are projected for these pools based on historical rates and adjusted for considerations of emerging trends and changing economic conditions. The roll rate analysis is used primarily by the finance subsidiaries of the Company in North America. This analysis tracks the migration of finance receivables through various stages of delinquency and ultimately to charge-offs. Roll rates are projected based on historical results while also taking into consideration trends and changing economic conditions.

Wholesale receivables are considered to be impaired when it is probable that they will be unable to collect all amounts due according to the original terms of the contract. The finance subsidiaries of the Company recognize estimated losses on them in the allowance for credit losses. Credit risk on wholesale receivables is affected primarily by the financial strength of the dealers within the portfolio. Wholesale receivables are evaluated for impairment on an individual dealer basis. Ongoing evaluations of dealerships are performed to determine whether there is evidence of impairment. Factors can include payment performance, overall dealership financial performance, or known difficulties experienced by the dealership.

Honda regularly reviews the adequacy of the allowance for credit losses. The estimates are based on information available as of each reporting date. However, actual losses may differ from the original estimates as a result of actual results varying from those assumed in our estimates with inherently uncertain items.

The following table presents the balances of the allowance for credit losses on finance receivables at March 31, 2011.

	Yen (millions)
	Retail	Direct financing lease	Wholesale	Total
Allowance for credit losses on finance receivables	¥25,578	¥1,455	¥1,404	¥28,437

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are charged off when they become 120 days past due or earlier if they have been specifically identified as uncollectible. Wholesale receivables are charged off when they have been individually identified as uncollectible. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are charged off when they have been identified as substantially uncollectible according to the internal standards of each subsidiary.

Allowance for Losses on Lease Residual Values

Finance subsidiaries of the Company purchase insurance to cover a substantial amount of the estimated residual value of vehicles leased as direct financing leases to customers. The allowance for losses on lease residual values is maintained at an amount management deems adequate to cover estimated losses on the uninsured portion of the vehicles’ lease residual values. The allowance is also based on management’s evaluation of many factors, including current economic conditions, industry experience and the finance subsidiaries’ historical experience with residual value losses.

Delinquencies

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are considered delinquent if more than 10% of a monthly scheduled payment is contractually past due on a cumulative basis. Wholesale receivables are considered delinquent when any principal payments are past due. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are considered delinquent when any principal payments are past due.

The following table presents an age analysis of past due finance receivables at March 31, 2011.

	Yen (millions)
	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current *	Total finance receivables
Retail
New auto	¥14,127	¥1,625	¥3,191	¥18,943	¥2,762,373	¥2,781,316
Used & certified auto	5,325	591	474	6,390	421,605	427,995
Others	1,666	468	895	3,029	155,674	158,703

Total retail	21,118	2,684	4,560	28,362	3,339,652	3,368,014
Direct financing lease	1,375	179	584	2,138	359,998	362,136
Wholesale
Wholesale flooring	125	38	273	436	267,090	267,526
Commercial loans	—	—	—	—	34,116	34,116

Total wholesale	125	38	273	436	301,206	301,642

Total finance receivables	¥22,618	¥2,901	¥5,417	¥30,936	¥4,000,856	¥4,031,792

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit Quality Indicators

The collection experience of consumer finance receivables provides an indication of the credit quality of consumer finance receivables. The likelihood of accounts charging off becomes significantly higher once an account becomes 60 days delinquent. The table below segments the Company’s portfolio of consumer finance receivables between groups the Company considers to be performing and nonperforming. Accounts that are delinquent for 60 days or greater are included in the nonperforming group and all other accounts are considered to be performing.

The following table presents the balances of consumer finance receivables by the credit quality indicator at March 31, 2011.

	Yen (millions)
	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,776,500	¥4,816	¥2,781,316
Used & certified auto	426,930	1,065	427,995
Others	157,340	1,363	158,703

Total retail	3,360,770	7,244	3,368,014
Direct financing lease	361,373	763	362,136

Total	¥3,722,143	¥8,007	¥3,730,150

A credit quality indicator for wholesale receivables is the internal risk ratings for the dealerships. Dealerships are assigned an internal risk rating based primarily on their financial condition. At a minimum, risk ratings for dealerships are updated annually and more frequently for dealerships with weaker risk ratings. The table below presents outstanding wholesale receivables balances by the internal risk rating group. Group A includes the loans of dealerships with the highest credit quality characteristics in the strongest risk rating tier. Group B includes the loans of all remaining dealers and are considered to have weaker credit quality characteristics. Although the likelihood of losses can be higher for dealerships in Group B, the overall risk of losses is not considered to be significant.

The following table presents the balance of wholesale receivables by credit quality indicators at March 31, 2011.

	Yen (millions)
	Group A	Group B	Total
Wholesale
Wholesale flooring	¥144,118	¥123,408	¥267,526
Commercial loans	14,024	20,092	34,116

Total	¥158,142	¥143,500	¥301,642

Contractual maturities

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2011 and thereafter:

Years ending March 31	Yen (millions)
2012	¥1,500,823

2013	1,009,647
2014	737,722
2015	492,135
2016	222,432
After five years	69,033

2,530,969

Total	¥4,031,792

Other Finance Receivables

Except for the finance subsidiaries-receivables, the other finance receivables about which credit quality information and the allowance for credit losses are required to be disclosed by the FASB Accounting Standards Codification (ASC) 310 “Receivables” of ¥59,520 million were included in other current assets, investments and advances – other and other assets in the consolidated balance sheets at March 31, 2011. Honda estimates individually the collectibility of the other finance receivables based on the financial condition of the debtor. The impaired finance receivables amounted to ¥19,574 million at March 31, 2011, for which the allowance for credit losses was recorded in the same amount.

Regarding the other finance receivables which are not impaired, there are no past due receivables.